Note 7 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments Disclosure [Text Block]

7.         COMMITMENTS AND CONTINGENCIES

Distribution Agreement

Swivel Secure has a distribution agreement with Swivel Secure Limited (“SSL”). Terms of the agreement include the following:

1.

The initial term of the agreement ends on January 31, 2027 and will be automatically extended for additional one-year terms thereafter unless either party provides written notice to the other party not later than 30 days before the end of the term that it does not wish to extend the term.

2.

SSL appoints Swivel Secure as the exclusive distributor of SSL’s products, to market, sell and distribute in the EMEA (Europe, Middle East and Africa), excluding the United Kingdom and Republic of Ireland, for a defined discount on the sale price.

3.

Swivel Secure is expected to generate a certain minimum level of orders of SSL products each year during the term of the agreement. If Swivel Secure fails to meet such minimum level of orders in any year, the exclusive distribution rights will terminate and Swivel Secure will serve as a non-exclusive distributer of SSL Products.

The Company expects the revenue targets to continue to be met based on historical performance and increasing distribution by Swivel Secure.

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of March 31, 2023, the Company was not a party to any pending lawsuits.

NOTE O—COMMITMENTS AND CONTINGENCIES

Distribution Agreement

Swivel Secure has a distribution agreement with Swivel Secure Limited (“SSL”). Terms of the agreement include the following:

1.

The initial term of the agreement ends on January 31, 2027 and will be automatically extended for additional one-year terms thereafter unless either party provides written notice to the other party not later than 30 days before the end of the term that it does not wish to extend the term.

2.

SSL appoints Swivel Secure as the exclusive distributor of SSL’s products, to market, sell and distribute in the EMEA (Europe, Middle East and Africa), excluding the United Kingdom and Republic of Ireland, for a defined discount on the sale price.

3.

Swivel Secure is expected to generate a certain minimum level of orders of SSL products each year during the term of the agreement. If Swivel Secure fails to meet such minimum level of orders in any year, the exclusive distribution rights will terminate and Swivel Secure will serve as a non-exclusive distributer of SSL Products.

The Company expects the revenue targets to continue to be met based on historical performance and increasing distribution by Swivel Secure.

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of its operations in the normal course of business. As of December 31, 2022, the Company was not a party to any pending lawsuits.